Summary of Significant Accounting Policies (Details) - Schedule of payments received from customer - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of payments received from customer [Abstract]
Beginning balance	$ 243,355	$ 176,457
Customer advances	36,991,645	18,134,308
Recognized as revenues	(36,542,832)	(18,079,616)
Effect of exchange rates	5,695	12,206
Ending balance	$ 697,863	$ 243,355